CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.9%
Equity Exchange-Traded Funds - 48.4%
Financial Select Sector SPDR Fund (1)	76,000	2,128,000
iShares Core S&P Mid-Cap ETF	17,000	3,284,910
iShares Russell 2000 ETF (1)	20,000	3,026,800
iShares S&P 500 Growth ETF (1)	23,000	4,140,690
iShares S&P 500 Value ETF (1)	31,000	3,693,340
iShares S&P Mid-Cap 400 Value ETF	7,000	1,119,300
Technology Select Sector SPDR Fund	14,000	1,127,420
Vanguard FTSE Developed Markets ETF	235,000	9,653,800
Vanguard FTSE Emerging Markets ETF	38,000	1,529,880
Vanguard REIT ETF	22,000	2,051,500
Vanguard S&P 500 ETF	76,000	20,717,600
		52,473,240

Fixed-Income Exchange-Traded Funds - 46.5%
iShares Core U.S. Aggregate Bond ETF	222,000	25,123,740
Vanguard Total Bond Market ETF	300,000	25,329,000
		50,452,740

Total Exchange-Traded Funds (Cost $89,627,079)		102,925,980

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	700,590	700,590

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $700,590)		700,590

TOTAL INVESTMENTS (Cost $90,327,669) - 95.6%		103,626,570
Other assets and liabilities, net - 4.4%		4,802,201
NET ASSETS - 100.0%		108,428,771

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $7,984,218 and the total market value of the collateral received by the Fund was $8,145,183, comprised of cash of $700,590 and U.S. government and/or agencies securities of $7,444,593.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	13	12/20/19	$991,250	($36,670)
E-mini S&P 500 Index	29	12/20/19	4,318,825	(51,206)
E-mini S&P MidCap 400 Index	4	12/20/19	775,200	(10,623)
MSCI EAFE Index	18	12/20/19	1,708,560	(18,824)
Total Long				($117,323)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, futures contracts were used to hedge against changes in market volatility and declines in the value of the Fund's investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $117,323.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$102,925,980	$—	$—	$102,925,980
Short Term Investment of Cash Collateral for Securities Loaned	700,590	—	—	700,590
Total Investments	$103,626,570	$—	$—	$103,626,570

Liabilities
Futures Contracts	$(117,323)	$—	$—	$(117,323)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.